CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

Convertible notes consisted of the following at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022

1800 Diagonal convertible note #1, 9% interest, due July 2023	-	85,000
1800 Diagonal convertible note#2, 9% interest, due September 2023	-	64,250
1800 Diagonal convertible note #3, 9% interest, due October 2023	42,773	122,488
1800 Diagonal convertible note #4, 9% interest, due March 2024	104,250	-
Mast Hill convertible note, 12% interest, due March 2023 (in default)	250,000	250,000
Blue Lake convertible note, 12% interest, due March 2023 (in default)	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	8,900,000	-
Total convertible notes	$9,547,023	$771,738
Less discounts	(63,345)	(213,081)

Total convertible notes, net of discount	9,483,678	558,657

Less current portion	(9,483,678)	(558,657)

Total convertible notes, net of discount - long term	$-	$-

Convertible notes consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021

1800 Diagonal convertible note #1, 9% interest, due July 2023	85,000	-
1800 Diagonal convertible note#2, 9% interest, due September 2023	64,250	-
1800 Diagonal convertible note #3, 9% interest, due October 2023	122,488	-
Mast Hill convertible note, 12% interest, due March 2023 (in default)	250,000	-
Blue Lake convertible note, 12% interest, due March 2023 (in default)	250,000	-
Total convertible notes	$771,738	$-
Less discounts	(213,081)	-

Total convertible notes, net of discount	558,657	-

Less current portion	(558,657)	-

Total convertible notes, net of discount - long term	$-	$-